Insurance coverage	6 Months Ended
Jun. 30, 2018
Insurance coverage [Abstract]
Insurance coverage
28.	Insurance coverage

The Company’s insurance coverage is as follows:

	June 30, 2018	December 31, 2017
Civil liability – environmental risks	20,200	20,200
Civil liability – pain and suffering and contingent risks, fire, lightning, explosion	394,219	466,536
Sundry risks (a)	34,412	49,124
Total	448,831	535,860

(a)
On March 23, 2017, the Company acquire executive officers and management liability insurance with TOKIO MARINE SEGURADORA S.A., valid from March 23, 2018 to March 23, 2019, in order to ensure against any event that produces damages covered by the insurance and attributed by alleged aggrieved third parties to the insured parties.

The Company has a policy of contracting insurance coverage for goods and work subject to risk at amounts considered by management sufficient to cover possible losses, considering the nature of its activity. Management believes that the coverage is compatible with the Company’s size and operations, and consistent with other companies of similar size operating in the same industry.

Management considers insurance coverage is sufficient to cover any potential losses.